Financial Assets at Amortized Cost - Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s Internal Credit (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans to Customers
Total	$ 38,936,296	$ 37,651,274
POCI [Member]
Loans to Customers
Total	10,782	10,379
Normal [Member]
Loans to Customers
Commercial loans	19,187,768	19,139,486
Mortgage loans	12,880,858	12,041,642
Consumer loans	5,258,964	5,029,824
Normal [Member] | POCI [Member]
Loans to Customers
Commercial loans	25	78
Mortgage loans	235
Consumer loans	108	81
Substandard [Member]
Loans to Customers
Commercial loans	246,298	240,782
Substandard [Member] | POCI [Member]
Loans to Customers
Commercial loans	1,530	2,652
Non-complying [Member]
Loans to Customers
Commercial loans	713,914	649,776
Mortgage loans	352,469	269,126
Consumer loans	296,025	280,638
Non-complying [Member] | POCI [Member]
Loans to Customers
Commercial loans	7,555	6,162
Mortgage loans
Consumer loans	1,329	1,406
Subtotal [Member]
Loans to Customers
Commercial loans	20,147,980	20,030,044
Mortgage loans	13,233,327	12,310,768
Consumer loans	5,554,989	5,310,462
Subtotal [Member] | POCI [Member]
Loans to Customers
Commercial loans	9,110	8,892
Mortgage loans	235
Consumer loans	1,437	1,487
Stage 1 Individual [Member] | Stage 1 [Member]
Loans to Customers
Total	14,696,311	14,599,022
Stage 1 Individual [Member] | Normal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	14,696,311	14,599,022
Mortgage loans
Consumer loans
Stage 1 Individual [Member] | Substandard [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Stage 1 Individual [Member] | Non-complying [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 1 Individual [Member] | Subtotal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	14,696,311	14,599,022
Mortgage loans
Consumer loans
Stage 1 Group [Member] | Stage 1 [Member]
Loans to Customers
Total	20,731,542	19,742,958
Stage 1 Group [Member] | Normal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	4,028,591	4,144,669
Mortgage loans	12,036,923	11,150,943
Consumer loans	4,666,028	4,447,346
Stage 1 Group [Member] | Substandard [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Stage 1 Group [Member] | Non-complying [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 1 Group [Member] | Subtotal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	4,028,591	4,144,669
Mortgage loans	12,036,923	11,150,943
Consumer loans	4,666,028	4,447,346
Stage 2 Individual [Member] | Stage 2 [Member]
Loans to Customers
Total	295,645	281,123
Stage 2 Individual [Member] | Normal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	50,877	42,993
Mortgage loans
Consumer loans
Stage 2 Individual [Member] | Substandard [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	244,768	238,130
Stage 2 Individual [Member] | Non-complying [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 2 Individual [Member] | Subtotal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	295,645	281,123
Mortgage loans
Consumer loans
Stage 2 Group [Member] | Stage 2 [Member]
Loans to Customers
Total	1,848,492	1,813,601
Stage 2 Group [Member] | Normal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	411,964	350,612
Mortgage loans	843,700	884,563
Consumer loans	592,828	578,426
Stage 2 Group [Member] | Substandard [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans
Stage 2 Group [Member] | Non-complying [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 2 Group [Member] | Subtotal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	411,964	350,612
Mortgage loans	843,700	884,563
Consumer loans	592,828	578,426
Stage 3 Individual [Member] | Stage 3 [Member]
Loans to Customers
Total	292,741	265,932
Stage 3 Individual [Member] | Normal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 3 Individual [Member] | Substandard [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans
Stage 3 Individual [Member] | Non-complying [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	292,741	265,932
Mortgage loans
Consumer loans
Stage 3 Individual [Member] | Subtotal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	292,741	265,932
Mortgage loans
Consumer loans
Stage 3 Group [Member] | Stage 3 [Member]
Loans to Customers
Total	1,060,783	938,259
Stage 3 Group [Member] | Normal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans		2,112
Mortgage loans		6,136
Consumer loans		3,971
Stage 3 Group [Member] | Substandard [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans
Stage 3 Group [Member] | Non-complying [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	413,618	377,682
Mortgage loans	352,469	269,126
Consumer loans	294,696	279,232
Stage 3 Group [Member] | Subtotal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	413,618	379,794
Mortgage loans	352,469	275,262
Consumer loans	$ 294,696	$ 283,203